Fair Value Measurement - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011 Gaokao re-take business	Sep. 30, 2011 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai)	Sep. 30, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai)	Sep. 30, 2011 Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang)	Sep. 30, 2009 Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment during the year					$ 1,115,000		$ 201,000
Assets					0		0
Purchase agreement, option to acquire additional equity interest, percent amount					40.00%	30.00%	40.00%
Impairment of goodwill			758,000	758,000
Goodwill	7,711,000	7,511,000		0				2,143,000
Impairment of property, plant and equipment				973,000
Impairment of non-compete agreement			$ 332,000	$ 332,000